CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	9 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Costs and expenses:
Depreciation	$ 42,000
General, administrative and other operating	11,627,000
Full-cost ceiling test write-down	753,000
Loss from operations	(12,422,000)
Gain on settlement agreement	4,764,000
Cost of legal settlement	(1,308,000)
Loss before income tax	(8,966,000)
Net loss	$ (8,966,000)
Basic and diluted loss per share (in dollars per share) | $ / shares	$ (0.42)
Weighted average shares outstanding - basic and diluted (in shares) | shares	21,277,232